Technology Fund Investment Objectives and Goals - Class A and Class C [Member] - Technology Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Technology Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Technology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).